Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,984	$ 2,813
Less: Allowance for credit losses	(443)	(533)	$ (1,106)
Accounts receivable, net	$ 2,541	$ 2,280